Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Other assets-Other:
Securities received as collateral		¥ 135,199	¥ 166,352
Goodwill and other intangible assets		34,265	30,007
Deferred tax assets		20,568	15,562
Investments in equity securities for other than operating purposes	[1]	239,387	249,448
Deposit receivables	[2]	232,015	227,777
Prepaid expenses		22,287	17,165
Other	[2]	102,596	67,275
Total, Other assets-Other		786,317	773,586
Other liabilities:
Obligation to return securities received as collateral		135,199	166,352
Accrued income taxes		20,391	34,158
Other accrued expenses and provisions		419,740	457,511
Operating lease liabilities	[2]	201,904	198,131
Other	[2]	197,304	164,073
Total, Other liabilities		¥ 974,538	¥ 1,020,225

[1]	Includes equity securities without a readily determinable fair value of ¥65,365 million as of March 31, 2022 and as of September 30, 2022 respectively.
[2]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.